Contingent Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 8,395
Payments made during the period	(7,319)
Additions in the period	1,694
Fair value loss and other	(1,331)
Ending balance	1,439
Current	767
Non-current	$ 672